Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation

The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2016	2017	2018
Numerator
Net loss	(7,798,300)	(1,218,237)	(12,276,520)
Less: Undistributed earnings allocated to non-vested shares	—	—	—

Net loss attributable to common shareholders, basic	(7,798,300)	(1,218,237)	(12,276,520)

Denominator
Weighted average number of shares outstanding, basic and diluted	39,824,038	39,809,364	39,860,563

Loss per share, basic and diluted	(0.20)	(0.03)	(0.31)